SCHEDULE OF DEFERRED TAX ASSETS (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Tax effect of net operating losses carried forward	$ 3,968,729	$ 1,411,062
Valuation allowance	(3,968,729)	(1,411,062)
Deferred tax assets, net